SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)			1 Months Ended		2 Months Ended
	Jun. 03, 2020	Sep. 04, 2019	Oct. 26, 2020	Oct. 16, 2020	Nov. 16, 2020	Oct. 13, 2020	Sep. 30, 2020	Dec. 31, 2019	Mar. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued upon exercise of warrants							6,217,939	1,018,506	1,018,506
Amount received in development agreement	$ 31,000,000
Chapel Hill Office [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lease term		62 months
Lease rent		$ 8,320
Events After Reporting Period [Member] | Medtronic [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount received in development agreement			$ 10,000,000
Amount received for license			$ 21,000,000
Events After Reporting Period [Member] | Chapel Hill Office [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lease term				55 months
Lease rent				$ 10,268
Events After Reporting Period [Member] | May 2020 Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued upon exercise of warrants					39,313
Proceeds from warrant exercised					$ 11,802
Events After Reporting Period [Member] | March 2020 and May 2020 Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued upon exercise of warrants					596,210
Proceeds from warrant exercised					$ 189,464
Events After Reporting Period [Member] | Product Development Supplier Second Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly payment amount to be paid from October through December 2020						$ 250,000
Lumpsum payment amount to be paid by December 31, 2020						2,674,876
Monthly payment amount to be paid from January to March 2021						750,000
Accrued interest to be forgiven provided the payments are made in accordance with the second agreement						$ 673,000